U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class A

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class A
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	[1]	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[2]	none
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information - Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class A
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.505%
Total Annual Portfolio Operating Expenses	1.38%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class A	707	987	1,287	2,137

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class A	707	987	1,287	2,137